IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversal of impairment loss recognized in profit or loss	$ (7,248)	$ (6,886)	$ (2,288)
Cash-generating units [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Opening balance	401,527	324,350
Impairment loss recognized in profit or loss	15,684	80,146
Reversal of impairment loss recognized in profit or loss	(38,087)	(7,899)
Increase (decrease) in foreign exchange	(13,620)	4,930
Closing balance	$ 365,504	$ 401,527	$ 324,350